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C000029800
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia California Intermediate Municipal Bond Fund Class A (including sales charges) ($11,323)
Accumulated Value	$ 9,701	$ 9,722	$ 9,859	$ 9,842	$ 9,862	$ 9,816	$ 9,726	$ 9,352	$ 9,446	$ 9,476	$ 9,541	$ 9,562		$ 9,629	$ 9,761	$ 9,735	$ 9,784	$ 9,879	$ 9,843	$ 9,855	$ 9,801	$ 9,869	$ 9,787	$ 9,758	$ 9,770	$ 9,735	$ 9,833	$ 9,835	$ 9,857	$ 9,870	$ 9,814	$ 9,760	$ 9,850	$ 9,960	$ 10,031	$ 10,080	$ 10,200	$ 10,222	$ 10,361	$ 10,401	$ 10,481	$ 10,610	$ 10,531	$ 10,542	$ 10,551	$ 10,581	$ 10,740	$ 10,848	$ 10,430	$ 10,239	$ 10,538	$ 10,637	$ 10,797	$ 10,756	$ 10,764	$ 10,733	$ 10,873	$ 10,933	$ 10,982	$ 10,807	$ 10,866	$ 10,935	$ 10,964	$ 11,002	$ 11,071	$ 11,037	$ 10,961	$ 10,938	$ 11,007	$ 11,015	$ 10,755	$ 10,699	$ 10,427	$ 10,174	$ 10,297	$ 10,169	$ 10,387	$ 10,240	$ 9,965	$ 9,933	$ 10,258	$ 10,289	$ 10,500	$ 10,318	$ 10,488	$ 10,455	$ 10,381	$ 10,444	$ 10,476	$ 10,412	$ 10,229	$ 10,153	$ 10,563	$ 10,758	$ 10,759	$ 10,758	$ 10,747	$ 10,649	$ 10,606	$ 10,726	$ 10,804	$ 10,870	$ 10,959	$ 10,827	$ 10,949	$ 10,862	$ 10,863	$ 10,973	$ 10,819	$ 10,764	$ 10,777	$ 10,857	$ 10,859	$ 10,941	$ 11,100	$ 11,205	$ 11,230	$ 11,267	$ 11,374	$ 11,476	$ 11,239	$ 11,323
C000255077
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia California Intermediate Municipal Bond Fund Class S ($11,964)
Accumulated Value	10,000	10,014	10,167	10,152	10,164	10,129	10,029	9,653	9,753	9,786	9,845	9,878		9,949	10,088	10,054	10,116	10,207	10,172	10,187	10,132	10,205	10,132	10,094	10,119	10,084	10,178	10,182	10,207	10,233	10,177	10,123	10,218	10,325	10,411	10,454	10,591	10,615	10,762	10,796	10,892	11,029	10,949	10,962	10,974	10,997	11,176	11,290	10,846	10,649	10,974	11,079	11,248	11,208	11,208	11,189	11,337	11,401	11,456	11,275	11,328	11,413	11,446	11,477	11,563	11,529	11,442	11,420	11,505	11,516	11,235	11,189	10,907	10,644	10,775	10,643	10,874	10,721	10,435	10,403	10,746	10,793	11,017	10,827	11,008	10,965	10,889	10,969	10,994	10,929	10,738	10,672	11,095	11,302	11,305	11,306	11,297	11,208	11,165	11,294	11,366	11,438	11,535	11,398	11,540	11,450	11,443	11,561	11,412	11,344	11,372	11,447	11,452	11,540	11,724	11,837	11,866	11,908	12,010	12,133	11,885	11,964
C000122571
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia California Intermediate Municipal Bond Fund Institutional 2 Class ($12,013)
Accumulated Value	10,000	10,014	10,169	10,154	10,168	10,133	10,043	9,656	9,757	9,792	9,851	9,886		9,958	10,098	10,073	10,127	10,219	10,194	10,200	10,155	10,219	10,145	10,108	10,133	10,099	10,204	10,208	10,234	10,250	10,195	10,141	10,237	10,344	10,432	10,485	10,613	10,638	10,786	10,821	10,917	11,055	10,975	10,989	11,002	11,026	11,206	11,321	10,875	10,677	11,005	11,111	11,282	11,241	11,242	11,223	11,372	11,427	11,482	11,311	11,366	11,452	11,485	11,517	11,593	11,571	11,483	11,461	11,548	11,559	11,277	11,231	10,947	10,682	10,814	10,682	10,914	10,761	10,473	10,441	10,786	10,822	11,048	10,857	11,039	11,007	10,919	11,000	11,036	10,970	10,778	10,701	11,126	11,346	11,338	11,339	11,330	11,240	11,197	11,326	11,399	11,472	11,569	11,443	11,575	11,485	11,477	11,596	11,446	11,378	11,406	11,481	11,486	11,587	11,760	11,874	11,902	11,945	12,048	12,171	11,922	12,013
C000174633
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia California Intermediate Municipal Bond Fund Institutional 3 Class ($12,059)
Accumulated Value	10,000	10,014	10,167	10,152	10,164	10,129	10,029	9,653	9,753	9,786	9,845	9,878		9,951	10,091	10,067	10,121	10,223	10,189	10,204	10,150	10,224	10,142	10,115	10,130	10,096	10,202	10,206	10,233	10,249	10,194	10,141	10,237	10,355	10,433	10,487	10,615	10,640	10,789	10,834	10,920	11,059	10,979	10,994	11,007	11,041	11,211	11,327	10,893	10,695	11,013	11,119	11,290	11,250	11,252	11,233	11,383	11,448	11,504	11,323	11,378	11,465	11,498	11,530	11,618	11,585	11,498	11,488	11,564	11,576	11,305	11,249	10,965	10,701	10,834	10,702	10,945	10,782	10,494	10,463	10,809	10,856	11,082	10,892	11,063	11,032	10,955	11,037	11,062	10,997	10,805	10,740	11,166	11,375	11,379	11,381	11,373	11,283	11,240	11,371	11,444	11,518	11,615	11,478	11,622	11,532	11,525	11,645	11,495	11,428	11,457	11,532	11,538	11,628	11,813	11,928	11,957	12,000	12,104	12,228	11,979	12,059
C000029803
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia California Intermediate Municipal Bond Fund Institutional Class ($11,964)
Accumulated Value	10,000	10,014	10,167	10,152	10,164	10,129	10,029	9,653	9,753	9,786	9,845	9,878		9,949	10,088	10,054	10,116	10,207	10,172	10,187	10,132	10,205	10,132	10,094	10,119	10,084	10,178	10,182	10,207	10,233	10,177	10,123	10,218	10,325	10,411	10,454	10,591	10,615	10,762	10,796	10,892	11,029	10,949	10,962	10,974	10,997	11,176	11,290	10,846	10,649	10,974	11,079	11,248	11,208	11,208	11,189	11,337	11,401	11,456	11,275	11,328	11,413	11,446	11,477	11,563	11,529	11,442	11,420	11,505	11,516	11,235	11,189	10,907	10,644	10,775	10,643	10,874	10,721	10,435	10,403	10,746	10,793	11,017	10,827	11,008	10,965	10,889	10,969	10,994	10,929	10,738	10,672	11,095	11,302	11,305	11,306	11,297	11,208	11,165	11,294	11,366	11,438	11,535	11,398	11,540	11,451	11,443	11,561	11,412	11,345	11,373	11,447	11,452	11,541	11,724	11,838	11,866	11,896	12,011	12,133	11,874	11,964
C000029792
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Short Duration Municipal Bond Fund Class A (including sales charges) ($11,313)
Accumulated Value	9,896	9,882	9,917	9,932	9,929	9,908	9,897	9,810	9,819	9,857	9,894	9,903		9,921	9,949	9,937	9,973	10,002	9,982	9,983	9,935	9,945	9,956	9,955	9,955	9,937	9,967	9,997	10,019	10,022	9,995	9,998	10,021	10,064	10,106	10,128	10,161	10,174	10,228	10,251	10,294	10,328	10,301	10,325	10,337	10,350	10,412	10,463	10,267	10,239	10,349	10,389	10,450	10,460	10,469	10,458	10,496	10,525	10,553	10,500	10,518	10,545	10,562	10,569	10,595	10,589	10,554	10,538	10,553	10,558	10,413	10,368	10,251	10,156	10,235	10,202	10,303	10,203	10,062	10,054	10,211	10,216	10,353	10,223	10,351	10,326	10,281	10,339	10,367	10,345	10,249	10,247	10,474	10,578	10,578	10,598	10,587	10,556	10,546	10,630	10,705	10,804	10,859	10,788	10,853	10,814	10,871	10,935	10,907	10,877	10,935	11,012	11,068	11,125	11,183	11,198	11,211	11,247	11,316	11,382	11,265	11,313
C000255076
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Short Duration Municipal Bond Fund Class S ($11,720)
Accumulated Value	10,000	9,989	10,026	10,044	10,042	10,023	10,014	9,928	9,940	9,990	10,029	10,031		10,051	10,081	10,071	10,110	10,141	10,123	10,126	10,079	10,091	10,105	10,106	10,108	10,092	10,125	10,157	10,181	10,186	10,161	10,166	10,191	10,237	10,283	10,307	10,343	10,358	10,415	10,440	10,487	10,524	10,498	10,525	10,539	10,554	10,620	10,664	10,476	10,450	10,565	10,608	10,672	10,684	10,696	10,687	10,739	10,760	10,791	10,739	10,759	10,789	10,809	10,818	10,848	10,844	10,810	10,796	10,813	10,821	10,675	10,630	10,513	10,418	10,501	10,469	10,575	10,474	10,332	10,326	10,489	10,497	10,640	10,508	10,653	10,618	10,585	10,636	10,668	10,657	10,550	10,551	10,787	10,896	10,898	10,920	10,912	10,882	10,874	10,963	11,042	11,147	11,207	11,134	11,215	11,166	11,227	11,296	11,269	11,241	11,303	11,385	11,445	11,507	11,569	11,586	11,602	11,642	11,716	11,787	11,668	11,720
C000122570
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Short Duration Municipal Bond Fund Institutional 2 Class ($11,783)
Accumulated Value	10,000	9,999	10,037	10,056	10,056	10,027	10,029	9,934	9,956	9,997	10,037	10,040		10,061	10,102	10,083	10,123	10,155	10,147	10,149	10,103	10,116	10,129	10,131	10,123	10,117	10,150	10,183	10,198	10,204	10,188	10,184	10,220	10,266	10,302	10,337	10,373	10,389	10,436	10,473	10,519	10,557	10,532	10,549	10,564	10,589	10,656	10,700	10,512	10,476	10,591	10,646	10,710	10,713	10,724	10,726	10,768	10,800	10,821	10,780	10,800	10,831	10,841	10,850	10,890	10,877	10,842	10,829	10,857	10,855	10,709	10,664	10,547	10,462	10,535	10,504	10,611	10,510	10,367	10,362	10,526	10,545	10,679	10,547	10,693	10,669	10,625	10,688	10,709	10,699	10,602	10,593	10,831	10,952	10,944	10,967	10,969	10,928	10,921	11,011	11,102	11,197	11,258	11,197	11,268	11,219	11,292	11,350	11,324	11,296	11,359	11,442	11,502	11,576	11,628	11,646	11,674	11,703	11,790	11,861	11,742	11,783
C000174632
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Short Duration Municipal Bond Fund Institutional 3 Class ($11,809)
Accumulated Value	10,000	9,989	10,026	10,044	10,042	10,023	10,014	9,928	9,940	9,990	10,029	10,032		10,053	10,085	10,076	10,116	10,139	10,122	10,125	10,088	10,102	10,115	10,117	10,110	10,095	10,138	10,162	10,186	10,193	10,178	10,174	10,210	10,257	10,293	10,328	10,364	10,381	10,429	10,465	10,512	10,550	10,526	10,543	10,558	10,584	10,651	10,696	10,508	10,472	10,588	10,643	10,708	10,711	10,723	10,725	10,767	10,800	10,822	10,781	10,802	10,833	10,843	10,853	10,893	10,880	10,846	10,833	10,862	10,871	10,714	10,681	10,554	10,469	10,553	10,522	10,619	10,529	10,386	10,371	10,536	10,555	10,690	10,568	10,705	10,681	10,638	10,701	10,723	10,713	10,617	10,608	10,846	10,967	10,971	10,983	10,986	10,956	10,938	11,029	11,121	11,216	11,277	11,217	11,288	11,239	11,313	11,382	11,345	11,317	11,380	11,464	11,525	11,599	11,663	11,670	11,698	11,727	11,814	11,886	11,767	11,809
C000029795
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Short Duration Municipal Bond Fund Institutional Class ($11,720)
Accumulated Value	10,000	9,989	10,026	10,044	10,042	10,023	10,014	9,928	9,940	9,990	10,029	10,031		10,051	10,081	10,071	10,110	10,141	10,123	10,126	10,079	10,091	10,105	10,106	10,108	10,092	10,125	10,157	10,181	10,186	10,161	10,166	10,191	10,237	10,283	10,307	10,343	10,358	10,415	10,440	10,487	10,524	10,498	10,525	10,539	10,554	10,620	10,664	10,476	10,450	10,565	10,608	10,672	10,684	10,696	10,687	10,739	10,760	10,791	10,739	10,759	10,789	10,809	10,818	10,848	10,844	10,810	10,796	10,813	10,821	10,675	10,630	10,513	10,418	10,501	10,469	10,575	10,474	10,332	10,326	10,489	10,497	10,640	10,508	10,653	10,618	10,585	10,636	10,668	10,657	10,550	10,551	10,787	10,896	10,898	10,920	10,912	10,882	10,874	10,963	11,042	11,147	11,207	11,135	11,205	11,167	11,228	11,297	11,269	11,241	11,303	11,386	11,445	11,507	11,570	11,587	11,614	11,642	11,717	11,799	11,680	11,720
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,429)
Accumulated Value	10,000	10,027	10,187	10,193	10,207	10,156	10,049	9,674	9,788	9,852	9,921	9,942		10,014	10,173	10,137	10,219	10,297	10,244	10,269	10,214	10,321	10,200	10,169	10,207	10,170	10,287	10,295	10,320	10,347	10,280	10,217	10,330	10,453	10,532	10,589	10,756	10,797	10,946	10,986	11,074	11,249	11,159	11,179	11,207	11,241	11,443	11,591	11,170	11,030	11,381	11,475	11,668	11,613	11,616	11,581	11,755	11,827	11,902	11,713	11,786	11,884	11,920	11,953	12,052	12,008	11,921	11,886	11,987	12,007	11,678	11,636	11,259	10,947	11,110	10,928	11,217	10,971	10,550	10,462	10,952	10,983	11,298	11,043	11,288	11,262	11,165	11,276	11,321	11,158	10,831	10,739	11,420	11,686	11,626	11,641	11,641	11,497	11,463	11,639	11,745	11,837	11,954	11,780	11,984	11,809	11,868	11,986	11,783	11,688	11,695	11,768	11,744	11,846	12,121	12,271	12,299	12,310	12,426	12,581	12,289	12,429
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,429)
Accumulated Value	10,000	10,027	10,187	10,193	10,207	10,156	10,049	9,674	9,788	9,852	9,921	9,942		10,014	10,173	10,137	10,219	10,297	10,244	10,269	10,214	10,321	10,200	10,169	10,207	10,170	10,287	10,295	10,320	10,347	10,280	10,217	10,330	10,453	10,532	10,589	10,756	10,797	10,946	10,986	11,074	11,249	11,159	11,179	11,207	11,241	11,443	11,591	11,170	11,030	11,381	11,475	11,668	11,613	11,616	11,581	11,755	11,827	11,902	11,713	11,786	11,884	11,920	11,953	12,052	12,008	11,921	11,886	11,987	12,007	11,678	11,636	11,259	10,947	11,110	10,928	11,217	10,971	10,550	10,462	10,952	10,983	11,298	11,043	11,288	11,262	11,165	11,276	11,321	11,158	10,831	10,739	11,420	11,686	11,626	11,641	11,641	11,497	11,463	11,639	11,745	11,837	11,954	11,780	11,984	11,809	11,868	11,986	11,783	11,688	11,695	11,768	11,744	11,846	12,121	12,271	12,299	12,310	12,426	12,581	12,289	12,429
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,429)
Accumulated Value	10,000	10,027	10,187	10,193	10,207	10,156	10,049	9,674	9,788	9,852	9,921	9,942		10,014	10,173	10,137	10,219	10,297	10,244	10,269	10,214	10,321	10,200	10,169	10,207	10,170	10,287	10,295	10,320	10,347	10,280	10,217	10,330	10,453	10,532	10,589	10,756	10,797	10,946	10,986	11,074	11,249	11,159	11,179	11,207	11,241	11,443	11,591	11,170	11,030	11,381	11,475	11,668	11,613	11,616	11,581	11,755	11,827	11,902	11,713	11,786	11,884	11,920	11,953	12,052	12,008	11,921	11,886	11,987	12,007	11,678	11,636	11,259	10,947	11,110	10,928	11,217	10,971	10,550	10,462	10,952	10,983	11,298	11,043	11,288	11,262	11,165	11,276	11,321	11,158	10,831	10,739	11,420	11,686	11,626	11,641	11,641	11,497	11,463	11,639	11,745	11,837	11,954	11,780	11,984	11,809	11,868	11,986	11,783	11,688	11,695	11,768	11,744	11,846	12,121	12,271	12,299	12,310	12,426	12,581	12,289	12,429
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,429)
Accumulated Value	10,000	10,027	10,187	10,193	10,207	10,156	10,049	9,674	9,788	9,852	9,921	9,942		10,014	10,173	10,137	10,219	10,297	10,244	10,269	10,214	10,321	10,200	10,169	10,207	10,170	10,287	10,295	10,320	10,347	10,280	10,217	10,330	10,453	10,532	10,589	10,756	10,797	10,946	10,986	11,074	11,249	11,159	11,179	11,207	11,241	11,443	11,591	11,170	11,030	11,381	11,475	11,668	11,613	11,616	11,581	11,755	11,827	11,902	11,713	11,786	11,884	11,920	11,953	12,052	12,008	11,921	11,886	11,987	12,007	11,678	11,636	11,259	10,947	11,110	10,928	11,217	10,971	10,550	10,462	10,952	10,983	11,298	11,043	11,288	11,262	11,165	11,276	11,321	11,158	10,831	10,739	11,420	11,686	11,626	11,641	11,641	11,497	11,463	11,639	11,745	11,837	11,954	11,780	11,984	11,809	11,868	11,986	11,783	11,688	11,695	11,768	11,744	11,846	12,121	12,271	12,299	12,310	12,426	12,581	12,289	12,429
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,429)
Accumulated Value	10,000	10,027	10,187	10,193	10,207	10,156	10,049	9,674	9,788	9,852	9,921	9,942		10,014	10,173	10,137	10,219	10,297	10,244	10,269	10,214	10,321	10,200	10,169	10,207	10,170	10,287	10,295	10,320	10,347	10,280	10,217	10,330	10,453	10,532	10,589	10,756	10,797	10,946	10,986	11,074	11,249	11,159	11,179	11,207	11,241	11,443	11,591	11,170	11,030	11,381	11,475	11,668	11,613	11,616	11,581	11,755	11,827	11,902	11,713	11,786	11,884	11,920	11,953	12,052	12,008	11,921	11,886	11,987	12,007	11,678	11,636	11,259	10,947	11,110	10,928	11,217	10,971	10,550	10,462	10,952	10,983	11,298	11,043	11,288	11,262	11,165	11,276	11,321	11,158	10,831	10,739	11,420	11,686	11,626	11,641	11,641	11,497	11,463	11,639	11,745	11,837	11,954	11,780	11,984	11,809	11,868	11,986	11,783	11,688	11,695	11,768	11,744	11,846	12,121	12,271	12,299	12,310	12,426	12,581	12,289	12,429
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,429)
Accumulated Value	10,000	10,027	10,187	10,193	10,207	10,156	10,049	9,674	9,788	9,852	9,921	9,942		10,014	10,173	10,137	10,219	10,297	10,244	10,269	10,214	10,321	10,200	10,169	10,207	10,170	10,287	10,295	10,320	10,347	10,280	10,217	10,330	10,453	10,532	10,589	10,756	10,797	10,946	10,986	11,074	11,249	11,159	11,179	11,207	11,241	11,443	11,591	11,170	11,030	11,381	11,475	11,668	11,613	11,616	11,581	11,755	11,827	11,902	11,713	11,786	11,884	11,920	11,953	12,052	12,008	11,921	11,886	11,987	12,007	11,678	11,636	11,259	10,947	11,110	10,928	11,217	10,971	10,550	10,462	10,952	10,983	11,298	11,043	11,288	11,262	11,165	11,276	11,321	11,158	10,831	10,739	11,420	11,686	11,626	11,641	11,641	11,497	11,463	11,639	11,745	11,837	11,954	11,780	11,984	11,809	11,868	11,986	11,783	11,688	11,695	11,768	11,744	11,846	12,121	12,271	12,299	12,310	12,426	12,581	12,289	12,429
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,429)
Accumulated Value	10,000	10,027	10,187	10,193	10,207	10,156	10,049	9,674	9,788	9,852	9,921	9,942		10,014	10,173	10,137	10,219	10,297	10,244	10,269	10,214	10,321	10,200	10,169	10,207	10,170	10,287	10,295	10,320	10,347	10,280	10,217	10,330	10,453	10,532	10,589	10,756	10,797	10,946	10,986	11,074	11,249	11,159	11,179	11,207	11,241	11,443	11,591	11,170	11,030	11,381	11,475	11,668	11,613	11,616	11,581	11,755	11,827	11,902	11,713	11,786	11,884	11,920	11,953	12,052	12,008	11,921	11,886	11,987	12,007	11,678	11,636	11,259	10,947	11,110	10,928	11,217	10,971	10,550	10,462	10,952	10,983	11,298	11,043	11,288	11,262	11,165	11,276	11,321	11,158	10,831	10,739	11,420	11,686	11,626	11,641	11,641	11,497	11,463	11,639	11,745	11,837	11,954	11,780	11,984	11,809	11,868	11,986	11,783	11,688	11,695	11,768	11,744	11,846	12,121	12,271	12,299	12,310	12,426	12,581	12,289	12,429
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,429)
Accumulated Value	10,000	10,027	10,187	10,193	10,207	10,156	10,049	9,674	9,788	9,852	9,921	9,942		10,014	10,173	10,137	10,219	10,297	10,244	10,269	10,214	10,321	10,200	10,169	10,207	10,170	10,287	10,295	10,320	10,347	10,280	10,217	10,330	10,453	10,532	10,589	10,756	10,797	10,946	10,986	11,074	11,249	11,159	11,179	11,207	11,241	11,443	11,591	11,170	11,030	11,381	11,475	11,668	11,613	11,616	11,581	11,755	11,827	11,902	11,713	11,786	11,884	11,920	11,953	12,052	12,008	11,921	11,886	11,987	12,007	11,678	11,636	11,259	10,947	11,110	10,928	11,217	10,971	10,550	10,462	10,952	10,983	11,298	11,043	11,288	11,262	11,165	11,276	11,321	11,158	10,831	10,739	11,420	11,686	11,626	11,641	11,641	11,497	11,463	11,639	11,745	11,837	11,954	11,780	11,984	11,809	11,868	11,986	11,783	11,688	11,695	11,768	11,744	11,846	12,121	12,271	12,299	12,310	12,426	12,581	12,289	12,429
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,429)
Accumulated Value	10,000	10,027	10,187	10,193	10,207	10,156	10,049	9,674	9,788	9,852	9,921	9,942		10,014	10,173	10,137	10,219	10,297	10,244	10,269	10,214	10,321	10,200	10,169	10,207	10,170	10,287	10,295	10,320	10,347	10,280	10,217	10,330	10,453	10,532	10,589	10,756	10,797	10,946	10,986	11,074	11,249	11,159	11,179	11,207	11,241	11,443	11,591	11,170	11,030	11,381	11,475	11,668	11,613	11,616	11,581	11,755	11,827	11,902	11,713	11,786	11,884	11,920	11,953	12,052	12,008	11,921	11,886	11,987	12,007	11,678	11,636	11,259	10,947	11,110	10,928	11,217	10,971	10,550	10,462	10,952	10,983	11,298	11,043	11,288	11,262	11,165	11,276	11,321	11,158	10,831	10,739	11,420	11,686	11,626	11,641	11,641	11,497	11,463	11,639	11,745	11,837	11,954	11,780	11,984	11,809	11,868	11,986	11,783	11,688	11,695	11,768	11,744	11,846	12,121	12,271	12,299	12,310	12,426	12,581	12,289	12,429
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,429)
Accumulated Value	10,000	10,027	10,187	10,193	10,207	10,156	10,049	9,674	9,788	9,852	9,921	9,942		10,014	10,173	10,137	10,219	10,297	10,244	10,269	10,214	10,321	10,200	10,169	10,207	10,170	10,287	10,295	10,320	10,347	10,280	10,217	10,330	10,453	10,532	10,589	10,756	10,797	10,946	10,986	11,074	11,249	11,159	11,179	11,207	11,241	11,443	11,591	11,170	11,030	11,381	11,475	11,668	11,613	11,616	11,581	11,755	11,827	11,902	11,713	11,786	11,884	11,920	11,953	12,052	12,008	11,921	11,886	11,987	12,007	11,678	11,636	11,259	10,947	11,110	10,928	11,217	10,971	10,550	10,462	10,952	10,983	11,298	11,043	11,288	11,262	11,165	11,276	11,321	11,158	10,831	10,739	11,420	11,686	11,626	11,641	11,641	11,497	11,463	11,639	11,745	11,837	11,954	11,780	11,984	11,809	11,868	11,986	11,783	11,688	11,695	11,768	11,744	11,846	12,121	12,271	12,299	12,310	12,426	12,581	12,289	12,429
Columbia Threadneedle: Bloomberg California 3-15 Year Blend Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
Accumulated Value	10,000	10,005	10,130	10,145	10,153	10,103	10,010	9,657	9,761	9,841	9,900	9,915		9,986	10,132	10,090	10,178	10,232	10,187	10,206	10,116	10,210	10,112	10,080	10,114	10,083	10,202	10,214	10,247	10,275	10,207	10,148	10,251	10,365	10,448	10,495	10,622	10,644	10,789	10,827	10,922	11,049	10,957	10,983	11,009	11,041	11,216	11,321	11,004	10,925	11,281	11,324	11,492	11,437	11,435	11,408	11,542	11,582	11,623	11,442	11,503	11,579	11,592	11,604	11,694	11,671	11,590	11,556	11,623	11,646	11,319	11,288	10,964	10,713	10,887	10,794	11,062	10,869	10,529	10,492	10,874	10,929	11,187	10,960	11,181	11,141	11,038	11,127	11,175	11,065	10,805	10,743	11,279	11,509	11,475	11,479	11,465	11,330	11,249	11,394	11,494	11,610	11,719	11,567	11,710	11,585	11,618	11,753	11,595	11,500	11,576	11,678	11,722	11,848	12,025	12,129	12,168	12,190	12,320	12,438	12,124	12,201
Columbia Threadneedle: Bloomberg California 3-15 Year Blend Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
Accumulated Value	10,000	10,005	10,130	10,145	10,153	10,103	10,010	9,657	9,761	9,841	9,900	9,915		9,986	10,132	10,090	10,178	10,232	10,187	10,206	10,116	10,210	10,112	10,080	10,114	10,083	10,202	10,214	10,247	10,275	10,207	10,148	10,251	10,365	10,448	10,495	10,622	10,644	10,789	10,827	10,922	11,049	10,957	10,983	11,009	11,041	11,216	11,321	11,004	10,925	11,281	11,324	11,492	11,437	11,435	11,408	11,542	11,582	11,623	11,442	11,503	11,579	11,592	11,604	11,694	11,671	11,590	11,556	11,623	11,646	11,319	11,288	10,964	10,713	10,887	10,794	11,062	10,869	10,529	10,492	10,874	10,929	11,187	10,960	11,181	11,141	11,038	11,127	11,175	11,065	10,805	10,743	11,279	11,509	11,475	11,479	11,465	11,330	11,249	11,394	11,494	11,610	11,719	11,567	11,710	11,585	11,618	11,753	11,595	11,500	11,576	11,678	11,722	11,848	12,025	12,129	12,168	12,190	12,320	12,438	12,124	12,201
Columbia Threadneedle: Bloomberg California 3-15 Year Blend Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
Accumulated Value	10,000	10,005	10,130	10,145	10,153	10,103	10,010	9,657	9,761	9,841	9,900	9,915		9,986	10,132	10,090	10,178	10,232	10,187	10,206	10,116	10,210	10,112	10,080	10,114	10,083	10,202	10,214	10,247	10,275	10,207	10,148	10,251	10,365	10,448	10,495	10,622	10,644	10,789	10,827	10,922	11,049	10,957	10,983	11,009	11,041	11,216	11,321	11,004	10,925	11,281	11,324	11,492	11,437	11,435	11,408	11,542	11,582	11,623	11,442	11,503	11,579	11,592	11,604	11,694	11,671	11,590	11,556	11,623	11,646	11,319	11,288	10,964	10,713	10,887	10,794	11,062	10,869	10,529	10,492	10,874	10,929	11,187	10,960	11,181	11,141	11,038	11,127	11,175	11,065	10,805	10,743	11,279	11,509	11,475	11,479	11,465	11,330	11,249	11,394	11,494	11,610	11,719	11,567	11,710	11,585	11,618	11,753	11,595	11,500	11,576	11,678	11,722	11,848	12,025	12,129	12,168	12,190	12,320	12,438	12,124	12,201
Columbia Threadneedle: Bloomberg California 3-15 Year Blend Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
Accumulated Value	10,000	10,005	10,130	10,145	10,153	10,103	10,010	9,657	9,761	9,841	9,900	9,915		9,986	10,132	10,090	10,178	10,232	10,187	10,206	10,116	10,210	10,112	10,080	10,114	10,083	10,202	10,214	10,247	10,275	10,207	10,148	10,251	10,365	10,448	10,495	10,622	10,644	10,789	10,827	10,922	11,049	10,957	10,983	11,009	11,041	11,216	11,321	11,004	10,925	11,281	11,324	11,492	11,437	11,435	11,408	11,542	11,582	11,623	11,442	11,503	11,579	11,592	11,604	11,694	11,671	11,590	11,556	11,623	11,646	11,319	11,288	10,964	10,713	10,887	10,794	11,062	10,869	10,529	10,492	10,874	10,929	11,187	10,960	11,181	11,141	11,038	11,127	11,175	11,065	10,805	10,743	11,279	11,509	11,475	11,479	11,465	11,330	11,249	11,394	11,494	11,610	11,719	11,567	11,710	11,585	11,618	11,753	11,595	11,500	11,576	11,678	11,722	11,848	12,025	12,129	12,168	12,190	12,320	12,438	12,124	12,201
Columbia Threadneedle: Bloomberg California 3-15 Year Blend Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
Accumulated Value	10,000	10,005	10,130	10,145	10,153	10,103	10,010	9,657	9,761	9,841	9,900	9,915		9,986	10,132	10,090	10,178	10,232	10,187	10,206	10,116	10,210	10,112	10,080	10,114	10,083	10,202	10,214	10,247	10,275	10,207	10,148	10,251	10,365	10,448	10,495	10,622	10,644	10,789	10,827	10,922	11,049	10,957	10,983	11,009	11,041	11,216	11,321	11,004	10,925	11,281	11,324	11,492	11,437	11,435	11,408	11,542	11,582	11,623	11,442	11,503	11,579	11,592	11,604	11,694	11,671	11,590	11,556	11,623	11,646	11,319	11,288	10,964	10,713	10,887	10,794	11,062	10,869	10,529	10,492	10,874	10,929	11,187	10,960	11,181	11,141	11,038	11,127	11,175	11,065	10,805	10,743	11,279	11,509	11,475	11,479	11,465	11,330	11,249	11,394	11,494	11,610	11,719	11,567	11,710	11,585	11,618	11,753	11,595	11,500	11,576	11,678	11,722	11,848	12,025	12,129	12,168	12,190	12,320	12,438	12,124	12,201
Columbia Threadneedle: Bloomberg 1-5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-5 Year Municipal Bond Index ($11,758)
Accumulated Value	10,000	9,993	10,041	10,068	10,056	10,020	10,009	9,883	9,912	9,979	10,033	10,032		10,063	10,113	10,088	10,131	10,170	10,137	10,136	10,052	10,072	10,086	10,089	10,082	10,057	10,112	10,149	10,180	10,176	10,138	10,134	10,185	10,250	10,307	10,341	10,386	10,389	10,456	10,502	10,560	10,589	10,536	10,580	10,603	10,625	10,696	10,734	10,581	10,595	10,791	10,813	10,878	10,876	10,889	10,872	10,904	10,925	10,951	10,907	10,934	10,958	10,961	10,962	10,998	10,994	10,970	10,955	10,961	10,965	10,797	10,768	10,600	10,498	10,619	10,608	10,724	10,590	10,409	10,408	10,601	10,617	10,759	10,605	10,762	10,716	10,659	10,723	10,748	10,724	10,622	10,636	10,894	10,997	10,977	10,989	10,976	10,938	10,929	11,015	11,107	11,213	11,269	11,206	11,263	11,225	11,285	11,354	11,337	11,297	11,376	11,457	11,541	11,612	11,632	11,618	11,647	11,686	11,777	11,848	11,736	11,758
Columbia Threadneedle: Bloomberg 1-5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-5 Year Municipal Bond Index ($11,758)
Accumulated Value	10,000	9,993	10,041	10,068	10,056	10,020	10,009	9,883	9,912	9,979	10,033	10,032		10,063	10,113	10,088	10,131	10,170	10,137	10,136	10,052	10,072	10,086	10,089	10,082	10,057	10,112	10,149	10,180	10,176	10,138	10,134	10,185	10,250	10,307	10,341	10,386	10,389	10,456	10,502	10,560	10,589	10,536	10,580	10,603	10,625	10,696	10,734	10,581	10,595	10,791	10,813	10,878	10,876	10,889	10,872	10,904	10,925	10,951	10,907	10,934	10,958	10,961	10,962	10,998	10,994	10,970	10,955	10,961	10,965	10,797	10,768	10,600	10,498	10,619	10,608	10,724	10,590	10,409	10,408	10,601	10,617	10,759	10,605	10,762	10,716	10,659	10,723	10,748	10,724	10,622	10,636	10,894	10,997	10,977	10,989	10,976	10,938	10,929	11,015	11,107	11,213	11,269	11,206	11,263	11,225	11,285	11,354	11,337	11,297	11,376	11,457	11,541	11,612	11,632	11,618	11,647	11,686	11,777	11,848	11,736	11,758
Columbia Threadneedle: Bloomberg 1-5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-5 Year Municipal Bond Index ($11,758)
Accumulated Value	10,000	9,993	10,041	10,068	10,056	10,020	10,009	9,883	9,912	9,979	10,033	10,032		10,063	10,113	10,088	10,131	10,170	10,137	10,136	10,052	10,072	10,086	10,089	10,082	10,057	10,112	10,149	10,180	10,176	10,138	10,134	10,185	10,250	10,307	10,341	10,386	10,389	10,456	10,502	10,560	10,589	10,536	10,580	10,603	10,625	10,696	10,734	10,581	10,595	10,791	10,813	10,878	10,876	10,889	10,872	10,904	10,925	10,951	10,907	10,934	10,958	10,961	10,962	10,998	10,994	10,970	10,955	10,961	10,965	10,797	10,768	10,600	10,498	10,619	10,608	10,724	10,590	10,409	10,408	10,601	10,617	10,759	10,605	10,762	10,716	10,659	10,723	10,748	10,724	10,622	10,636	10,894	10,997	10,977	10,989	10,976	10,938	10,929	11,015	11,107	11,213	11,269	11,206	11,263	11,225	11,285	11,354	11,337	11,297	11,376	11,457	11,541	11,612	11,632	11,618	11,647	11,686	11,777	11,848	11,736	11,758
Columbia Threadneedle: Bloomberg 1-5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-5 Year Municipal Bond Index ($11,758)
Accumulated Value	10,000	9,993	10,041	10,068	10,056	10,020	10,009	9,883	9,912	9,979	10,033	10,032		10,063	10,113	10,088	10,131	10,170	10,137	10,136	10,052	10,072	10,086	10,089	10,082	10,057	10,112	10,149	10,180	10,176	10,138	10,134	10,185	10,250	10,307	10,341	10,386	10,389	10,456	10,502	10,560	10,589	10,536	10,580	10,603	10,625	10,696	10,734	10,581	10,595	10,791	10,813	10,878	10,876	10,889	10,872	10,904	10,925	10,951	10,907	10,934	10,958	10,961	10,962	10,998	10,994	10,970	10,955	10,961	10,965	10,797	10,768	10,600	10,498	10,619	10,608	10,724	10,590	10,409	10,408	10,601	10,617	10,759	10,605	10,762	10,716	10,659	10,723	10,748	10,724	10,622	10,636	10,894	10,997	10,977	10,989	10,976	10,938	10,929	11,015	11,107	11,213	11,269	11,206	11,263	11,225	11,285	11,354	11,337	11,297	11,376	11,457	11,541	11,612	11,632	11,618	11,647	11,686	11,777	11,848	11,736	11,758
Columbia Threadneedle: Bloomberg 1-5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-5 Year Municipal Bond Index ($11,758)
Accumulated Value	$ 10,000	$ 9,993	$ 10,041	$ 10,068	$ 10,056	$ 10,020	$ 10,009	$ 9,883	$ 9,912	$ 9,979	$ 10,033	$ 10,032		$ 10,063	$ 10,113	$ 10,088	$ 10,131	$ 10,170	$ 10,137	$ 10,136	$ 10,052	$ 10,072	$ 10,086	$ 10,089	$ 10,082	$ 10,057	$ 10,112	$ 10,149	$ 10,180	$ 10,176	$ 10,138	$ 10,134	$ 10,185	$ 10,250	$ 10,307	$ 10,341	$ 10,386	$ 10,389	$ 10,456	$ 10,502	$ 10,560	$ 10,589	$ 10,536	$ 10,580	$ 10,603	$ 10,625	$ 10,696	$ 10,734	$ 10,581	$ 10,595	$ 10,791	$ 10,813	$ 10,878	$ 10,876	$ 10,889	$ 10,872	$ 10,904	$ 10,925	$ 10,951	$ 10,907	$ 10,934	$ 10,958	$ 10,961	$ 10,962	$ 10,998	$ 10,994	$ 10,970	$ 10,955	$ 10,961	$ 10,965	$ 10,797	$ 10,768	$ 10,600	$ 10,498	$ 10,619	$ 10,608	$ 10,724	$ 10,590	$ 10,409	$ 10,408	$ 10,601	$ 10,617	$ 10,759	$ 10,605	$ 10,762	$ 10,716	$ 10,659	$ 10,723	$ 10,748	$ 10,724	$ 10,622	$ 10,636	$ 10,894	$ 10,997	$ 10,977	$ 10,989	$ 10,976	$ 10,938	$ 10,929	$ 11,015	$ 11,107	$ 11,213	$ 11,269	$ 11,206	$ 11,263	$ 11,225	$ 11,285	$ 11,354	$ 11,337	$ 11,297	$ 11,376	$ 11,457	$ 11,541	$ 11,612	$ 11,632	$ 11,618	$ 11,647	$ 11,686	$ 11,777	$ 11,848	$ 11,736	$ 11,758